Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Argentina — 1.1%
Banco BBVA Argentina SA ADR(1)(2)	11,711	$ 99,309
Banco Macro SA ADR(1)(2)	1,900	91,542
Central Puerto SA ADR(2)	18,400	168,544
CRESUD SA ADR(2)	6,765	60,412
Despegar.com Corp.(1)	27,049	323,506
IRSA Inversiones y Representaciones SA ADR(1)(2)	16,179	151,435
Loma Negra Cia Industrial Argentina SA ADR	13,400	89,512
MercadoLibre, Inc.(1)	1,927	2,913,547
Pampa Energia SA ADR(1)	6,575	283,646
Telecom Argentina SA ADR(1)(2)	17,600	139,920
Transportadora de Gas del Sur SA, Class B ADR(1)(2)	26,370	398,187
YPF SA ADR(1)	29,664	587,347
		$ 5,306,907
Bahrain — 0.7%
Al Salam Bank BSC(1)	5,271,911	$ 3,056,019
GFH Financial Group BSC	956,057	291,542
		$ 3,347,561
Bangladesh — 0.5%
Al-Arafah Islami Bank PLC	339,673	$ 74,942
Bangladesh Export Import Co. Ltd.(3)	247,636	187,730
Beximco Pharmaceuticals Ltd.	79,073	82,596
British American Tobacco Bangladesh Co. Ltd.	21,052	76,305
GrameenPhone Ltd.	72,336	155,428
Jamuna Oil Co. Ltd.	50,340	79,560
Khulna Power Co. Ltd.(3)	231,595	40,347
LafargeHolcim Bangladesh Ltd.	194,809	122,236
LankaBangla Finance PLC	629,970	115,423
Meghna Petroleum Ltd.	38,062	68,891
Olympic Industries Ltd.	50,610	69,141
Padma Oil Co. Ltd.	25,811	45,365
Pubali Bank PLC	399,988	105,600
Social Islami Bank PLC	1,464,183	124,082
Square Pharmaceuticals PLC	292,370	579,768
Summit Power Ltd.	372,759	81,171
Titas Gas Transmission & Distribution Co. Ltd.	163,853	38,692
Unique Hotel & Resorts PLC	394,668	211,226
United Commercial Bank PLC	1,244,659	135,019
		$ 2,393,522
Botswana — 0.4%
First National Bank of Botswana Ltd.	1,246,418	$ 420,545
Security	Shares	Value
Botswana (continued)
Letshego Holdings Ltd.	2,688,951	$ 240,999
Sechaba Breweries Holdings Ltd.	731,999	1,226,820
		$ 1,888,364
Brazil — 4.9%
Adecoagro SA	20,500	$ 225,910
Allos SA	33,689	160,673
AMBEV SA	334,325	832,580
Arcos Dorados Holdings, Inc., Class A	25,165	279,835
Arezzo Industria e Comercio SA	8,000	102,516
Atacadao SA	46,200	125,555
B3 SA - Brasil Bolsa Balcao	107,755	257,603
Banco Bradesco SA, PFC Shares	75,130	213,613
Banco do Brasil SA	27,600	311,583
Blau Farmaceutica SA	18,700	46,420
Braskem SA, Class A, PFC Shares(1)	28,900	152,124
BRF SA(1)	83,000	270,080
CCR SA	119,400	329,008
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	65,766	611,451
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR(2)	48,898	822,953
Cia Energetica de Minas Gerais, PFC Shares	115,200	288,494
Cogna Educacao SA(1)	267,100	125,684
Cosan SA	75,536	243,985
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	19,852	98,243
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	321,355
Embraer SA(1)	44,300	294,220
Engie Brasil Energia SA	12,825	102,950
Equatorial Energia SA	54,600	354,355
Fleury SA	69,995	209,340
Gerdau SA, PFC Shares	42,600	188,563
Grendene SA	79,100	104,249
Grupo De Moda Soma SA	63,000	95,592
Hapvida Participacoes e Investimentos SA(1)(4)	808,757	596,643
Hypera SA	77,800	510,818
Iguatemi SA	33,840	157,278
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	38,800	162,382
Itau Unibanco Holding SA, PFC Shares	53,893	372,224
Itausa SA, PFC Shares	62,788	131,450
JBS SA	51,902	222,493
Klabin SA, PFC Shares	235,000	235,684
Localiza Rent a Car SA	52,932	577,087
Lojas Renner SA	177,155	599,771
Magazine Luiza SA(1)	514,341	184,594
Marfrig Global Foods SA(1)	42,100	86,544

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Multiplan Empreendimentos Imobiliarios SA	27,000	$ 137,762
Natura & Co. Holding SA	79,100	281,993
NU Holdings Ltd., Class A(1)	46,800	558,324
Odontoprev SA	89,700	217,481
Oncoclinicas do Brasil Servicos Medicos SA(1)	76,100	134,283
Pet Center Comercio e Participacoes SA	57,179	49,593
Petroleo Brasileiro SA, PFC Shares	326,791	2,434,285
Prio SA	29,300	284,739
Raia Drogasil SA	86,752	473,422
Rede D'Or Sao Luiz SA(4)	178,400	900,288
Rumo SA	70,999	315,117
Sendas Distribuidora SA	132,480	388,559
SLC Agricola SA	20,600	81,243
Smartfit Escola de Ginastica e Danca SA	27,000	139,969
Suzano SA	31,841	406,186
Telefonica Brasil SA	90,505	913,098
TIM SA	158,975	564,213
TOTVS SA	78,600	444,764
Transmissora Alianca de Energia Eletrica SA	40,076	290,138
Ultrapar Participacoes SA	73,348	416,361
Vale SA	129,918	1,575,729
Vibra Energia SA	185,864	926,837
WEG SA	119,728	911,913
XP, Inc. BDR	3,900	99,611
YDUQS Participacoes SA	58,400	210,875
		$ 24,162,685
Bulgaria — 0.3%
Bulgartabac Holding AD(1)	3,450	$ 9,705
Industrial Holding Bulgaria PLC(1)	443,968	441,959
Sopharma AD	246,595	842,995
		$ 1,294,659
Chile — 2.5%
Aguas Andinas SA, Series A	522,654	$ 152,507
Banco de Chile	6,307,082	701,534
Banco de Credito e Inversiones SA(1)	9,960	284,718
Banco Santander Chile ADR	28,749	570,093
CAP SA	34,019	233,526
Cencosud SA	466,149	808,583
Cencosud Shopping SA	230,782	353,208
Cia Cervecerias Unidas SA ADR	31,700	380,083
Cia Sud Americana de Vapores SA	10,549,689	793,717
Colbun SA	1,586,584	205,636
Embotelladora Andina SA, Series B ADR	23,172	345,263
Empresa Nacional de Telecomunicaciones SA	65,399	218,883
Security	Shares	Value
Chile (continued)
Empresas CMPC SA	394,151	$ 800,776
Empresas COPEC SA	194,377	1,396,047
Enel Americas SA	5,220,130	506,204
Enel Chile SA	6,569,086	394,884
Engie Energia Chile SA(1)	118,694	94,861
Falabella SA(1)	390,387	1,024,680
Inversiones Aguas Metropolitanas SA	149,380	111,924
Parque Arauco SA	315,323	465,076
Plaza SA(1)	163,930	224,160
Quinenco SA	108,178	380,803
Ripley Corp. SA	1,176,774	258,217
Sociedad Quimica y Minera de Chile SA ADR(2)	27,200	1,337,152
SONDA SA	210,171	93,952
Vina Concha y Toro SA	162,058	196,793
		$ 12,333,280
China — 14.3%
AAC Technologies Holdings, Inc.(2)	70,500	$ 236,766
Agricultural Bank of China Ltd., Class H	696,000	293,788
Air China Ltd., Class H(1)	366,000	177,862
Akeso, Inc.(1)(2)(4)	38,000	226,824
Alibaba Group Holding Ltd. ADR	14,809	1,071,579
Alibaba Health Information Technology Ltd.(1)(2)	456,000	185,800
Aluminum Corp. of China Ltd., Class H	534,000	340,030
Anhui Conch Cement Co. Ltd., Class H	186,000	385,701
ANTA Sports Products Ltd.	69,143	737,259
Baidu, Inc. ADR(1)	5,200	547,456
Bank of China Ltd., Class H	844,275	346,162
Bank of Communications Co. Ltd., Class H	369,000	242,658
BeiGene Ltd. ADR(1)	4,425	692,026
Beijing Enterprises Holdings Ltd.	95,500	277,350
Beijing Enterprises Water Group Ltd.	806,000	179,411
Beijing Haixin Energy Technology Co. Ltd., Class A(1)	85,280	28,199
BOE Technology Group Co. Ltd., Class A	353,900	197,424
BYD Co. Ltd., Class H	13,672	350,072
BYD Electronic International Co. Ltd.	92,500	341,454
CGN Power Co. Ltd., Class H(4)	1,143,000	339,103
Changchun High & New Technology Industry Group, Inc., Class A	11,600	194,926
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	171,670
China CITIC Bank Corp. Ltd., Class H	153,000	81,610
China Conch Venture Holdings Ltd.	218,500	152,061
China Construction Bank Corp., Class H	1,275,745	769,878
China Everbright Environment Group Ltd.	262,148	101,911
China Gas Holdings Ltd.	340,800	307,452
China Hongqiao Group Ltd.(2)	202,500	228,205

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China International Marine Containers Group Co. Ltd., Class H	105,261	$ 89,817
China Life Insurance Co. Ltd., Class H	106,000	127,473
China Medical System Holdings Ltd.	217,000	227,994
China Mengniu Dairy Co. Ltd.	163,000	350,830
China Merchants Bank Co. Ltd., Class H	56,000	221,957
China Merchants Port Holdings Co. Ltd.	84,000	100,722
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(3)	935,251	0
China National Building Material Co. Ltd., Class H(2)	532,000	183,113
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	203,949
China Oilfield Services Ltd., Class H	266,000	306,152
China Overseas Land & Investment Ltd.	346,360	499,882
China Petroleum & Chemical Corp., Class H	3,548,200	2,017,952
China Power International Development Ltd.(2)	694,000	284,990
China Railway Group Ltd., Class H	400,000	197,994
China Resources Beer Holdings Co. Ltd.	112,000	517,179
China Resources Gas Group Ltd.	198,000	631,828
China Resources Land Ltd.	261,111	828,357
China Resources Power Holdings Co. Ltd.	272,000	635,244
China Shenhua Energy Co. Ltd., Class H	431,574	1,697,671
China Southern Airlines Co. Ltd., Class H(1)(2)	562,500	202,251
China State Construction International Holdings Ltd.	180,000	196,752
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	132,301
China Vanke Co. Ltd., Class H(2)	455,417	315,978
China Yangtze Power Co. Ltd., Class A	236,900	814,661
Chinasoft International Ltd.	294,000	177,529
CITIC Ltd.	415,000	399,431
CITIC Securities Co. Ltd., Class H	43,500	71,854
CMOC Group Ltd., Class H	1,020,000	868,656
COFCO Joycome Foods Ltd.(1)(2)(5)	452,000	95,901
Contemporary Amperex Technology Co. Ltd., Class A	10,620	277,661
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	330,000	342,311
COSCO SHIPPING Holdings Co. Ltd., Class H	350,294	368,818
Country Garden Services Holdings Co. Ltd.(2)	153,425	98,468
CRRC Corp. Ltd., Class H	327,000	176,511
CSPC Pharmaceutical Group Ltd.	924,560	727,721
Daqo New Energy Corp. ADR(1)	5,500	154,825
Dongfeng Motor Group Co. Ltd., Class H	586,000	245,038
Dongyue Group Ltd.	189,000	177,421
East Money Information Co. Ltd., Class A	95,289	170,023
ESR Group Ltd.(2)(4)	328,000	351,413
Fufeng Group Ltd.	162,000	105,054
Full Truck Alliance Co. Ltd. ADR(1)	36,500	265,355
Ganfeng Lithium Group Co. Ltd., Class A	23,100	114,925
Security	Shares	Value
China (continued)
Ganfeng Lithium Group Co. Ltd., Class H(2)(4)	49,200	$ 150,814
GCL Technology Holdings Ltd.	1,245,000	203,988
GDS Holdings Ltd., Class A(1)	182,300	150,778
GEM Co. Ltd., Class A	124,200	101,772
Genscript Biotech Corp.(1)	72,000	133,603
Giant Biogene Holding Co. Ltd.(1)(4)	29,200	158,958
GoerTek, Inc., Class A	226,900	495,692
Great Wall Motor Co. Ltd., Class H(2)	316,259	352,318
Guangdong Investment Ltd.	646,829	277,095
Guanghui Energy Co. Ltd., Class A	306,545	306,597
Guangzhou Automobile Group Co. Ltd., Class H	381,199	156,464
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	46,000	113,106
Haier Smart Home Co. Ltd., Class A	135,829	472,105
Hansoh Pharmaceutical Group Co. Ltd.(4)	176,000	348,604
Hengan International Group Co. Ltd.	39,500	124,518
Hollysys Automation Technologies Ltd.(1)	4,900	125,342
Hua Hong Semiconductor Ltd.(1)(2)(4)	66,000	128,807
Huadian Power International Corp. Ltd., Class H	448,000	240,122
Huadong Medicine Co. Ltd., Class A	30,560	129,966
Hualan Biological Engineering, Inc., Class A	59,670	163,619
Huaneng Power International, Inc., Class H(1)	764,000	450,665
Huayu Automotive Systems Co. Ltd., Class A	82,100	187,064
Hundsun Technologies, Inc., Class A	23,173	73,014
Iflytek Co. Ltd., Class A	37,950	260,645
Industrial & Commercial Bank of China Ltd., Class H	1,016,000	510,676
Industrial Bank Co. Ltd., Class A	93,482	210,292
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	132,067
Innovent Biologics, Inc.(1)(4)	90,000	434,250
JA Solar Technology Co. Ltd., Class A	23,660	56,894
JD Logistics, Inc.(1)(4)	107,700	110,013
Jiangsu Expressway Co. Ltd., Class H	390,000	399,196
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,872	344,805
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	15,400	210,275
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	182,778
Jiangxi Copper Co. Ltd., Class H	255,000	435,531
JinkoSolar Holding Co. Ltd. ADR(2)	6,100	153,659
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A(1)	41,300	142,229
KE Holdings, Inc. ADR	71,400	980,322
Kingboard Holdings Ltd.	71,200	145,368
Kingboard Laminates Holdings Ltd.	180,500	133,633
Kingdee International Software Group Co. Ltd.(1)	244,000	276,127
Kingsoft Corp. Ltd.	44,400	137,033
Kunlun Energy Co. Ltd.	510,000	426,050
Kweichow Moutai Co. Ltd., Class A	4,910	1,157,389

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Legend Biotech Corp. ADR(1)	5,317	$ 298,231
Lenovo Group Ltd.	632,000	732,235
Lepu Medical Technology Beijing Co. Ltd., Class A	69,200	132,160
Li Auto, Inc., Class A(1)	14,900	226,249
Li Ning Co. Ltd.	70,312	187,572
Longfor Group Holdings Ltd.(2)(4)	155,000	219,853
LONGi Green Energy Technology Co. Ltd., Class A	241,144	654,832
Luxshare Precision Industry Co. Ltd., Class A	179,851	740,634
Luzhou Laojiao Co. Ltd., Class A	7,900	202,525
Maanshan Iron & Steel Co. Ltd., Class H	1,305,000	188,705
Meituan, Class B(1)(4)	62,041	765,840
MMG Ltd.(1)(2)	1,232,000	484,562
NARI Technology Co. Ltd., Class A	96,652	322,635
NetEase, Inc. ADR	7,200	744,984
Nongfu Spring Co. Ltd., Class H(2)(4)	93,200	503,730
Orient Overseas International Ltd.	8,500	101,748
PDD Holdings, Inc. ADR(1)	8,200	953,250
PetroChina Co. Ltd., Class H	3,032,300	2,600,566
PICC Property & Casualty Co. Ltd., Class H	130,000	171,567
Ping An Bank Co. Ltd., Class A	44,700	64,925
Ping An Insurance Group Co. of China Ltd., Class H	75,046	318,621
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	245,415
Poly Developments and Holdings Group Co. Ltd., Class A	74,600	96,597
Postal Savings Bank of China Co. Ltd., Class H(4)	136,000	71,189
Sanan Optoelectronics Co. Ltd., Class A	53,900	90,733
SDIC Power Holdings Co. Ltd., Class A	112,800	232,179
Shandong Gold Mining Co. Ltd., Class A	86,844	314,835
Shandong Gold Mining Co. Ltd., Class H(4)	116,500	237,116
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	250,553
Shanxi Coking Coal Energy Group Co. Ltd., Class A	104,430	147,560
Shenergy Co. Ltd., Class A	227,799	243,597
Shenwan Hongyuan Group Co. Ltd., Class A	139,900	85,585
Shenzhen Energy Group Co. Ltd., Class A	290,352	278,484
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	314,297
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,400	286,759
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	224,974
Shougang Fushan Resources Group Ltd.	290,000	99,363
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	349,138
Silergy Corp.	8,000	81,838
Sino Biopharmaceutical Ltd.	1,422,750	550,142
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	163,967
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	1,272,000	167,553
Sinopharm Group Co. Ltd., Class H	138,800	355,924
Sinotruk Hong Kong Ltd.	50,500	124,074
SITC International Holdings Co. Ltd.	84,000	153,574
Security	Shares	Value
China (continued)
Smoore International Holdings Ltd.(2)(4)	144,000	$ 122,720
TBEA Co. Ltd., Class A	218,684	457,977
TCL Technology Group Corp., Class A	410,080	264,534
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	25,375	41,454
Tencent Holdings Ltd.	144,411	5,624,799
Tianqi Lithium Corp., Class A	11,800	77,870
Tianqi Lithium Corp., Class H(2)	32,000	148,972
Tingyi (Cayman Islands) Holding Corp.	278,000	305,079
Tongwei Co. Ltd., Class A	36,500	124,830
TravelSky Technology Ltd., Class H	93,000	112,807
Trina Solar Co. Ltd., Class A	15,873	52,101
Trip.com Group Ltd. ADR(1)	12,900	566,181
Tsingtao Brewery Co. Ltd., Class H	70,000	481,753
Uni-President China Holdings Ltd.	290,000	206,465
Wanhua Chemical Group Co. Ltd., Class A	41,920	467,166
Want Want China Holdings Ltd.	391,000	230,810
Weichai Power Co. Ltd., Class H	222,200	423,983
Weimob, Inc.(1)(2)(4)	197,000	48,490
WH Group Ltd.(4)	573,500	378,556
Wuliangye Yibin Co. Ltd., Class A	21,600	458,051
WuXi AppTec Co. Ltd., Class H(2)(4)	29,800	141,584
Wuxi Biologics Cayman, Inc.(1)(4)	230,000	420,753
Xiaomi Corp., Class B(1)(4)	848,401	1,665,646
Xinjiang Zhongtai Chemical Co. Ltd., Class A	112,800	70,568
Xinyi Glass Holdings Ltd.	132,000	140,081
Xinyi Solar Holdings Ltd.	382,000	296,620
Yangzijiang Financial Holding Ltd.(2)	316,000	74,875
Yangzijiang Shipbuilding Holdings Ltd.	316,000	446,966
Yankuang Energy Group Co. Ltd., Class H(2)	492,000	1,034,595
Youngor Fashion Co. Ltd.	80,800	78,037
Yuexiu Property Co. Ltd.	109,000	60,144
Zai Lab Ltd. ADR(1)(2)	7,289	116,770
Zhaojin Mining Industry Co. Ltd., Class H	278,000	378,797
Zhejiang Expressway Co. Ltd., Class H	274,000	175,827
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	77,088	137,869
Zhuzhou CRRC Times Electric Co. Ltd., Class H	60,800	192,881
Zijin Mining Group Co. Ltd., Class H	546,000	1,093,857
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	209,800	130,125
ZTE Corp., Class H	172,939	345,222
		$ 70,439,527
Colombia — 0.6%
Bancolombia SA	23,816	$ 211,379
Bancolombia SA ADR, PFC Shares	10,200	349,044

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Colombia (continued)
Cementos Argos SA	273,378	$ 611,213
Ecopetrol SA	2,047,309	1,098,870
Geopark Ltd.	11,800	113,280
Grupo de Inversiones Suramericana SA	27,218	211,928
Interconexion Electrica SA ESP	110,389	565,067
		$ 3,160,781
Croatia — 0.6%
Adris Grupa DD, PFC Shares	6,147	$ 400,518
Arena Hospitality Group DD	2,091	75,403
Atlantic Grupa DD	2,113	132,217
Ericsson Nikola Tesla DD	881	203,293
Hrvatski Telekom DD	25,199	826,238
Koncar-Elektroindustrija DD	284	79,656
Plava Laguna DD	217	89,906
Podravka Prehrambena Ind DD	2,414	416,664
Valamar Riviera DD	93,891	524,877
Zagrebacka Banka DD	6,564	129,017
		$ 2,877,789
Czech Republic — 0.6%
CEZ AS	52,673	$ 1,880,123
Colt CZ Group SE	3,902	101,456
Komercni Banka AS	11,144	399,133
Moneta Money Bank AS(4)	44,692	194,244
Philip Morris CR AS	215	144,996
		$ 2,719,952
Egypt — 0.6%
Commercial International Bank - Egypt (CIB)	425,736	$ 718,362
Eastern Co. SAE	811,698	462,105
EFG Holding SAE(1)	329,280	122,633
E-Finance for Digital & Financial Investments	397,447	185,402
Egypt Kuwait Holding Co. SAE	489,360	431,574
Egyptian International Pharmaceutical Industries Co.	37,035	35,951
ElSewedy Electric Co.	557,611	365,395
Madinet Masr For Housing & Development	728,217	56,379
Oriental Weavers	309,329	124,171
Talaat Moustafa Group	268,673	331,567
		$ 2,833,539
Estonia — 0.6%
Tallink Grupp AS(1)	2,725,569	$ 2,044,322
Tallinna Kaubamaja Grupp AS(1)	87,200	1,004,867
		$ 3,049,189
Security	Shares	Value
Ghana — 0.2%
Aluworks Ltd.(1)	5,176,100	$ 39,065
CalBank PLC(1)	341,902	10,841
GCB Bank PLC(1)	1,100,970	284,982
Societe Generale Ghana PLC(1)	1,345,362	159,217
Standard Chartered Bank Ghana PLC(1)	210,466	305,929
Unilever Ghana PLC(1)	249,000	222,817
		$ 1,022,851
Greece — 1.3%
Aegean Airlines SA(1)	6,052	$ 81,852
Alpha Services and Holdings SA(1)	115,150	202,224
Athens Water Supply & Sewage Co. SA	7,175	46,216
Costamare, Inc.	13,966	158,514
Eurobank Ergasias Services and Holdings SA, Class A(1)	228,361	439,089
GEK TERNA SA	9,891	180,122
Hellenic Telecommunications Organization SA	55,732	821,727
Helleniq Energy Holdings SA	23,858	214,785
Holding Co. ADMIE IPTO SA	39,952	97,584
HUUUGE, Inc.(1)(2)(4)	13,930	94,123
JUMBO SA	22,835	657,795
LAMDA Development SA(1)	8,969	65,331
Motor Oil (Hellas) Corinth Refineries SA	25,480	758,735
Mytilineos SA	12,114	467,171
National Bank of Greece SA(1)	60,470	473,010
OPAP SA	39,177	705,233
Public Power Corp. SA(1)	23,724	297,571
Terna Energy SA	5,946	115,603
Titan Cement International SA	12,757	365,364
		$ 6,242,049
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 147,991
MOL Hungarian Oil & Gas PLC	108,132	876,927
OTP Bank Nyrt	19,418	893,864
Richter Gedeon Nyrt	46,034	1,167,557
		$ 3,086,339
Iceland — 0.6%
Arion Banki Hf.(4)	210,165	$ 214,095
Brim Hf.	523,945	289,518
Eik Fasteignafelag Hf.(1)	1,131,355	87,940
Eimskipafelag Islands Hf.	20,268	52,368
Festi Hf.	299,453	405,337
Hagar Hf.	396,887	208,693
Icelandair Group Hf.(1)	9,750,113	74,669
Islandsbanki Hf.	101,860	74,750

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Kvika banki Hf.	595,941	$ 62,616
Marel Hf.	131,822	450,404
Reginn Hf.(1)	787,588	130,286
Reitir Fasteignafelag Hf.	305,419	176,708
Sildarvinnslan Hf.	274,152	183,211
Siminn Hf.	3,091,988	223,940
Sjova-Almennar Tryggingar Hf.	328,847	92,949
Syn Hf.(1)	166,726	49,769
		$ 2,777,253
India — 7.6%
ABB India Ltd.	2,412	$ 184,444
ACC Ltd.	3,567	106,347
Adani Enterprises Ltd.	8,725	335,561
Adani Green Energy Ltd.(1)	9,292	204,508
Adani Ports & Special Economic Zone Ltd.	13,219	213,618
Adani Power Ltd.(1)	37,179	238,060
Adani Total Gas Ltd.	22,093	246,187
Alkem Laboratories Ltd.	3,800	225,742
Apollo Hospitals Enterprise Ltd.	6,412	488,799
Ashok Leyland Ltd.	75,540	155,970
Asian Paints Ltd.	13,099	448,589
Astral Ltd.	4,133	98,933
Aurobindo Pharma Ltd.	23,200	304,349
Avenue Supermarts Ltd.(1)(4)	4,100	223,050
Axis Bank Ltd.	25,838	325,429
Bajaj Auto Ltd.	1,140	124,862
Bajaj Finance Ltd.	2,000	174,392
Bharat Forge Ltd.	14,994	203,533
Bharat Petroleum Corp. Ltd.	36,600	265,846
Bharti Airtel Ltd.	160,000	2,374,977
Biocon Ltd.	74,752	237,837
Bosch Ltd.	952	343,002
Britannia Industries Ltd.	3,000	177,859
CG Power & Industrial Solutions Ltd.	24,000	154,810
Cipla Ltd.	26,154	469,865
Colgate-Palmolive (India) Ltd.	4,100	134,698
Container Corp. of India Ltd.	11,788	125,232
Cummins India Ltd.	1,875	68,065
Dabur India Ltd.	16,400	102,831
Divi's Laboratories Ltd.	6,919	285,685
DLF Ltd.	38,758	419,577
Dr. Lal PathLabs Ltd.(4)	4,214	114,282
Dr. Reddy's Laboratories, Ltd.	6,418	472,980
Eicher Motors Ltd.	3,700	179,013
Embassy Office Parks REIT	41,800	184,563
Security	Shares	Value
India (continued)
Fortis Healthcare Ltd.	43,036	$ 217,068
GAIL (India) Ltd.	144,000	314,910
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	148,014
Glenmark Pharmaceuticals Ltd.	12,558	144,107
Godrej Consumer Products Ltd.	9,364	141,665
Godrej Properties Ltd.(1)	7,252	200,318
Grasim Industries Ltd.	8,195	227,155
Havells India Ltd.	10,504	192,468
HCL Technologies Ltd.	42,337	788,937
HDFC Bank Ltd.	21,816	380,182
HDFC Life Insurance Co. Ltd.(4)	7,000	53,147
Hero MotoCorp Ltd.	7,524	427,887
Hindalco Industries Ltd.	29,400	199,064
Hindustan Aeronautics Ltd.(5)	5,400	217,000
Hindustan Petroleum Corp. Ltd.	48,748	280,110
Hindustan Unilever Ltd.	23,929	650,391
Hindustan Zinc Ltd.	27,461	96,434
ICICI Bank Ltd.	36,451	481,766
Indian Hotels Co. Ltd.	22,700	161,631
Indian Oil Corp. Ltd.	132,000	266,759
Indian Railway Catering & Tourism Corp. Ltd.	8,800	98,296
IndusInd Bank Ltd.	5,700	106,341
Info Edge India Ltd.	5,400	361,459
Infosys Ltd.	115,013	2,067,299
InterGlobe Aviation Ltd.(1)(4)	3,500	148,794
ITC Ltd.	71,847	370,542
Jindal Steel & Power Ltd.	26,049	267,414
Jio Financial Services Ltd.(1)	45,331	192,802
JSW Steel Ltd.	30,895	309,898
Kotak Mahindra Bank Ltd.	9,041	194,721
Larsen & Toubro Ltd.	11,538	521,994
Laurus Labs Ltd.(4)	18,991	89,541
LTIMindtree Ltd.(4)	2,744	163,084
Lupin Ltd.	13,532	263,844
Mahindra & Mahindra Ltd.	15,361	353,752
Marico Ltd.	24,500	145,880
Maruti Suzuki India Ltd.	3,087	467,561
Max Healthcare Institute Ltd.	45,700	449,171
Mphasis Ltd.	4,679	134,800
Nestle India Ltd.	8,650	273,180
NTPC Ltd.	178,878	725,909
Persistent Systems Ltd.	5,600	268,661
Petronet LNG Ltd.	70,400	223,587
Phoenix Mills Ltd.	8,500	282,824
PI Industries Ltd.	3,875	180,613
Pidilite Industries Ltd.	4,200	151,966

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Piramal Enterprises Ltd.	9,818	$ 100,159
Power Grid Corp. of India Ltd.	139,964	465,353
PVR Inox Ltd.(1)	5,206	82,782
Reliance Industries Ltd.	85,812	3,067,035
SBI Life Insurance Co. Ltd.(4)	2,900	52,611
Siemens Ltd.	3,216	208,077
SRF Ltd.	3,242	99,577
State Bank of India GDR(5)	1,968	178,347
Sun Pharmaceutical Industries Ltd.	63,892	1,248,785
Tata Communications Ltd.	20,183	486,437
Tata Consultancy Services Ltd.	33,114	1,547,807
Tata Consumer Products Ltd.	21,272	281,079
Tata Elxsi Ltd.	1,500	139,776
Tata Motors Ltd.	57,286	685,419
Tata Power Co. Ltd.	113,900	540,185
Tata Steel Ltd.	197,542	371,253
Tech Mahindra Ltd.	27,077	406,005
Titan Co. Ltd.	11,734	536,132
Torrent Pharmaceuticals Ltd.	7,900	248,413
Trent Ltd.	3,000	142,181
Tube Investments of India Ltd.	2,704	121,229
United Spirits Ltd.	14,200	193,172
UPL Ltd.	25,559	140,055
Varun Beverages Ltd.	11,000	184,925
Vedanta Ltd.	52,000	170,786
Voltas Ltd.	14,121	186,518
Wipro Ltd.	43,053	249,483
Zee Entertainment Enterprises Ltd.(1)	92,800	155,256
Zydus Life Sciences, Ltd.	19,960	243,279
		$ 37,348,557
Indonesia — 2.3%
Ace Hardware Indonesia Tbk. PT	1,992,400	$ 110,604
Adaro Energy Indonesia Tbk. PT	3,538,300	602,870
AKR Corporindo Tbk. PT	974,300	105,724
Aneka Tambang Tbk. PT	1,547,400	156,317
Astra Agro Lestari Tbk. PT	213,500	92,931
Astra International Tbk. PT	4,279,900	1,390,499
Bank Central Asia Tbk. PT	817,600	519,942
Bank Mandiri Persero Tbk. PT	770,400	350,526
Bank Negara Indonesia Persero Tbk. PT	373,400	139,004
Bank Rakyat Indonesia Persero Tbk. PT	1,527,228	583,974
Bintang Oto Global Tbk. PT(1)(3)	1,103,500	62,083
Bukit Asam Tbk. PT	807,500	151,321
Bumi Serpong Damai Tbk. PT(1)	3,520,600	218,904
Charoen Pokphand Indonesia Tbk. PT	579,700	191,987
Security	Shares	Value
Indonesia (continued)
GoTo Gojek Tokopedia Tbk. PT(1)	174,856,500	$ 761,320
Gudang Garam Tbk. PT	100,500	126,152
Indah Kiat Pulp & Paper Tbk. PT	574,600	346,968
Indocement Tunggal Prakarsa Tbk. PT	157,900	87,190
Indofood CBP Sukses Makmur Tbk. PT	340,600	249,122
Indofood Sukses Makmur Tbk. PT	819,000	329,348
Jasa Marga (Persero) Tbk PT	881,800	308,853
Kalbe Farma Tbk. PT	8,791,300	817,922
Mitra Adiperkasa Tbk. PT	1,729,200	198,572
Mitra Keluarga Karyasehat Tbk. PT(5)	935,900	161,764
Perusahaan Gas Negara Tbk. PT	1,528,700	131,189
Petrindo Jaya Kreasi Tbk. PT(1)	312,100	97,624
Semen Indonesia Persero Tbk. PT	863,000	321,135
Telkom Indonesia Persero Tbk. PT	5,936,400	1,305,684
Transcoal Pacific Tbk. PT	204,900	93,987
Unilever Indonesia Tbk. PT	677,300	115,356
United Tractors Tbk. PT	602,400	918,673
Vale Indonesia Tbk. PT	515,300	132,253
		$ 11,179,798
Jordan — 0.6%
Arab Bank PLC	153,684	$ 1,011,078
Arab Potash(1)	16,692	607,630
Capital Bank of Jordan	20,818	55,160
International General Insurance Holdings Ltd.	11,200	151,648
Jordan Ahli Bank	68,253	106,827
Jordan Islamic Bank	19,244	109,373
Jordan Petroleum Refinery Co.	57,790	427,929
Jordan Phosphate Mines	11,600	184,860
Jordanian Electric Power Co.	64,308	194,035
		$ 2,848,540
Kazakhstan — 0.7%
Freedom Holding Corp.(1)(2)	2,400	$ 169,368
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	1,398,248
Kaspi.KZ JSC ADR(5)	3,710	477,255
KCell JSC GDR(1)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	32,207	1,302,773
		$ 3,347,644
Kenya — 0.8%
ABSA Bank Kenya PLC	1,204,620	$ 126,814
East African Breweries PLC	629,576	620,439
Equity Group Holdings PLC	2,483,400	889,771

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya (continued)
KCB Group PLC	1,339,660	$ 305,817
Safaricom PLC	14,843,100	1,960,683
		$ 3,903,524
Kuwait — 1.2%
Agility Public Warehousing Co. KSC(1)	365,871	$ 792,247
Boubyan Petrochemicals Co. KSCP	95,970	192,741
Gulf Bank KSCP	96,786	92,498
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	57,628
Humansoft Holding Co. KSC	17,999	194,981
Kuwait Finance House KSCP	582,157	1,513,881
Kuwait Projects Co. Holding KSCP(1)	309,344	122,724
Mabanee Co. KPSC	240,136	617,400
Mobile Telecommunications Co. KSCP	387,776	618,826
National Bank of Kuwait SAKP	496,660	1,549,561
National Industries Group Holding SAK	287,706	205,784
		$ 5,958,271
Lebanon — 0.0%
Bank Audi SAL GDR(1)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA	85,161	$ 272,861
KN Energies AB(1)	1,044,642	258,083
Panevezio Statybos Trestas(1)	114,366	60,765
Rokiskio Suris	157,707	493,164
Siauliu Bankas AB	931,034	710,124
		$ 1,794,997
Malaysia — 2.4%
Agmo Holdings Bhd.(1)	6,633	$ 673
Axiata Group Bhd.	392,075	223,020
Bumi Armada Bhd.(1)	605,000	73,328
CelcomDigi Bhd.	243,800	216,865
CIMB Group Holdings Bhd.	147,724	204,635
D&O Green Technologies Bhd.	254,800	168,770
Dialog Group Bhd.	991,150	471,717
Fraser & Neave Holdings Bhd.	26,000	161,551
Gamuda Bhd.	171,300	190,767
Genting Bhd.	509,700	508,859
Genting Malaysia Bhd.	569,900	329,118
Globetronics Technology Bhd.	629,566	196,997
Hartalega Holdings Bhd.(1)	367,000	213,356
Hibiscus Petroleum Bhd.	144,200	77,894
Hong Leong Bank Bhd.	26,500	108,431
Security	Shares	Value
Malaysia (continued)
IGB Real Estate Investment Trust	438,200	$ 161,100
IHH Healthcare Bhd.	1,001,200	1,276,093
IJM Corp. Bhd.	448,340	229,540
Inari Amertron Bhd.	1,398,150	935,119
KPJ Healthcare Bhd.	443,100	178,040
Kuala Lumpur Kepong Bhd.	29,450	138,963
Mah Sing Group Bhd.	659,800	173,027
Malayan Banking Bhd.	132,286	269,803
Malaysia Airports Holdings Bhd.	54,400	113,878
Malaysian Pacific Industries Bhd.	11,700	75,030
Maxis Bhd.	136,700	97,365
MISC Bhd.	55,240	89,319
MR DIY Group M Bhd.(4)	547,200	173,471
My EG Services Bhd.	3,439,300	573,976
Petronas Dagangan Bhd.	100,700	457,529
Petronas Gas Bhd.	50,974	189,119
PPB Group Bhd.	21,360	70,416
Press Metal Aluminium Holdings Bhd.	503,200	495,882
Public Bank Bhd.	342,790	305,024
RHB Bank Bhd.	70,159	83,657
Riverstone Holdings Ltd.	446,600	281,195
Sime Darby Bhd.	217,645	119,655
Sime Darby Plantation Bhd.	207,609	191,074
Sunway Bhd.	243,900	180,462
Sunway Real Estate Investment Trust	512,000	163,412
Supermax Corp. Bhd.	1,357,600	233,885
Telekom Malaysia Bhd.	119,100	151,326
Tenaga Nasional Bhd.	132,831	315,733
Top Glove Corp. Bhd.(1)	1,545,920	261,372
VS Industry Bhd.	1,701,750	300,268
Yinson Holdings Bhd.	320,000	156,824
		$ 11,587,538
Mauritius — 0.6%
Alteo Ltd.	383,939	$ 81,735
CIEL Ltd.	3,055,969	475,780
CIM Financial Services Ltd.	471,828	109,432
IBL Ltd.	160,284	150,216
Lavastone Ltd.	2,649,077	77,751
Lighthouse Properties PLC	824,036	349,979
MCB Group Ltd.	93,106	743,879
Miwa Sugar, Ltd.	383,939	115,042
Phoenix Beverages Ltd.	23,053	248,045
Rogers & Co. Ltd.	296,925	208,312
SBM Holdings Ltd.	806,564	77,624

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mauritius (continued)
Terra Mauricia Ltd.	84,900	$ 41,982
United Basalt Products, Ltd.(1)	64,613	128,174
		$ 2,807,951
Mexico — 4.9%
Alfa SAB de CV, Series A	606,820	$ 449,508
Alpek SAB de CV(1)(2)	57,000	41,767
Alsea SAB de CV(1)	132,300	652,104
America Movil SAB de CV, Series B	3,529,990	3,300,003
Arca Continental SAB de CV	25,800	282,279
Cemex SAB de CV, Series CPO(1)	1,727,318	1,559,045
Coca-Cola Femsa SAB de CV	28,710	278,333
Concentradora Fibra Danhos SA de CV	243,100	296,746
Controladora AXTEL SAB de CV(1)(2)	606,820	9,291
Corp. Inmobiliaria Vesta SAB de CV(2)	156,000	609,793
El Puerto de Liverpool SAB de CV, Class C1(2)	53,700	465,942
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
FIBRA Macquarie Mexico(4)	201,713	392,636
Fibra Uno Administracion SA de CV	723,967	1,208,993
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,637,628
GCC SAB de CV(2)	21,400	255,020
Genomma Lab Internacional SAB de CV, Class B(2)	144,400	136,408
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	519,613
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	61,900	1,008,743
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,954	886,467
Grupo Bimbo SAB de CV, Series A(2)	137,408	652,950
Grupo Carso SAB de CV, Series A1(2)	91,500	824,325
Grupo Elektra SAB de CV(2)	3,319	229,859
Grupo Financiero Banorte SAB de CV, Class O	98,000	1,042,608
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	823,140
Grupo Mexico SAB de CV, Series B	347,656	2,073,597
Grupo Televisa SAB, Series CPO	260,471	164,839
Industrias Penoles SAB de CV(1)(2)	18,649	266,183
Kimberly-Clark de Mexico SAB de CV, Class A	77,110	180,147
Nemak SAB de CV(1)(2)(4)	660,416	130,130
Ollamani SAB(1)(2)	13,023	23,618
Operadora De Sites Mexicanos SAB de CV	233,764	286,021
Orbia Advance Corp. SAB de CV	138,967	290,795
Prologis Property Mexico SA de CV	139,032	608,488
Promotora y Operadora de Infraestructura SAB de CV	34,350	365,178
Sitios Latinoamerica SAB de CV(1)(2)	226,904	77,051
Ternium SA ADR	7,422	308,904
TF Administradora Industrial S de Real de CV	208,000	567,967
Wal-Mart de Mexico SAB de CV	317,964	1,283,907
		$ 24,190,026
Security	Shares	Value
Morocco — 0.6%
Attijariwafa Bank	10,279	$ 516,588
Bank of Africa	8,972	172,755
Banque Centrale Populaire	4,384	126,903
Co. Sucrerie Marocaine et de Raffinage	21,862	434,241
Itissalat Al-Maghrib	57,814	571,184
Label Vie	406	182,970
LafargeHolcim Maroc SA	1,507	294,567
Managem SA	1,189	202,919
Societe d'Exploitation des Ports	8,886	244,975
TAQA Morocco SA	1,079	128,165
		$ 2,875,267
Nigeria — 0.7%
Dangote Cement PLC	2,841,985	$ 1,495,472
Dangote Sugar Refinery PLC(1)	4,385,654	174,895
FBN Holdings PLC	2,161,984	58,890
Guaranty Trust Holding Co. PLC	10,364,766	416,433
MTN Nigeria Communications PLC	1,288,600	228,814
Nestle Nigeria PLC	362,196	249,781
Stanbic IBTC Holdings PLC	817,121	35,097
Transnational Corp. of Nigeria PLC	116,118	1,259
United Bank for Africa PLC	7,322,993	156,781
Zenith Bank PLC	12,379,456	421,413
		$ 3,238,835
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 33,880
Bank Dhofar SAOG	227,558	94,608
Bank Muscat SAOG	1,226,680	831,721
Bank Nizwa SAOG	634,842	158,315
National Bank of Oman SAOG	263,458	172,439
Oman Cement Co. SAOG	99,831	95,900
Oman Flour Mills Co. SAOG(1)	72,230	94,552
Oman Telecommunications Co. SAOG	244,062	684,702
Omani Qatari Telecommunications Co. SAOG	204,765	162,228
Renaissance Services SAOG	235,753	252,264
Sembcorp Salalah Power & Water Co. SAOG	377,934	107,800
Sohar International Bank SAOG	614,265	185,085
		$ 2,873,494
Pakistan — 0.6%
Engro Corp. Ltd.	111,735	$ 142,947
Fauji Fertilizer Co. Ltd.	247,554	114,239
Habib Bank Ltd.	265,733	100,875
Hub Power Co. Ltd.	952,670	418,488
IBEX Holdings Ltd.(1)	5,700	87,951

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pakistan (continued)
Lucky Cement Ltd.	73,116	$ 202,287
Mari Petroleum Co. Ltd.	33,881	308,179
MCB Bank Ltd.	142,514	102,660
Meezan Bank Ltd.	116,683	88,559
Millat Tractors Ltd.	78,763	165,800
Nishat Mills Ltd.	155,957	37,755
Oil & Gas Development Co. Ltd.	620,050	273,717
Pakistan Oilfields Ltd.	131,340	203,981
Pakistan Petroleum Ltd.	697,702	269,324
Pakistan State Oil Co. Ltd.	359,928	224,769
Systems Ltd.	213,759	298,841
TRG Pakistan(1)	154,478	39,344
United Bank Ltd.	92,992	60,772
		$ 3,140,488
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	18,300	$ 542,046
Copa Holdings SA, Class A	6,374	663,916
		$ 1,205,962
Peru — 1.4%
Alicorp SAA	74,745	$ 126,614
Cia de Minas Buenaventura SAA ADR	88,356	1,403,093
Credicorp Ltd.	9,496	1,608,907
Enel Generacion Peru SAA	158,058	84,979
Ferreycorp SAA	381,018	297,046
Southern Copper Corp.(2)	32,655	3,478,411
		$ 6,999,050
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	151,700	$ 126,448
Aboitiz Power Corp.	570,100	359,986
ACEN Corp.	756,088	51,717
Alliance Global Group, Inc.	413,400	74,765
Ayala Corp.	16,128	183,521
Ayala Land, Inc.	272,408	156,568
Ayala Land, Inc. GDR, PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	87,378	183,705
BDO Unibank, Inc.	91,514	251,386
Bloomberry Resorts Corp.(1)	627,500	123,323
Century Pacific Food, Inc.	620,600	441,620
Globe Telecom, Inc.	5,509	173,353
International Container Terminal Services, Inc.	49,220	279,042
JG Summit Holdings, Inc.	298,772	193,639
Jollibee Foods Corp.	98,940	444,789
Manila Electric Co.	45,454	288,399
Security	Shares	Value
Philippines (continued)
Megaworld Corp.	2,140,300	$ 73,092
Metropolitan Bank & Trust Co.	78,099	90,705
Monde Nissin Corp.(4)	907,800	176,421
Nickel Asia Corp.	705,988	50,185
PLDT, Inc.	20,100	488,926
Puregold Price Club, Inc.	190,740	90,957
San Miguel Corp.	74,510	145,729
Semirara Mining & Power Corp.	321,220	199,232
SM Investments Corp.	29,630	512,662
SM Prime Holdings, Inc.	501,550	291,682
Universal Robina Corp.	175,710	329,171
		$ 5,781,023
Poland — 2.6%
11 bit studios SA(1)	831	$ 111,024
Allegro.eu SA(1)(4)	74,767	619,141
Asseco Poland SA	22,948	445,163
Bank Millennium SA(1)	92,916	239,808
Bank Polska Kasa Opieki SA	14,024	637,302
Budimex SA	5,686	996,269
CCC SA(1)	12,600	225,224
CD Projekt SA(2)	19,659	575,204
Cyfrowy Polsat SA(1)(2)	64,007	172,009
Dino Polska SA(1)(4)	10,788	1,046,568
Grupa Kety SA	1,884	358,402
InPost SA(1)	27,708	426,748
Jastrzebska Spolka Weglowa SA(1)	8,300	77,149
KGHM Polska Miedz SA	25,007	714,182
KRUK SA	1,376	152,350
LPP SA	216	826,738
mBank SA(1)	1,527	282,664
Neuca SA	578	129,046
Orange Polska SA	221,853	449,908
ORLEN SA	115,772	1,885,683
PGE Polska Grupa Energetyczna SA(1)	140,840	253,751
Powszechna Kasa Oszczednosci Bank Polski SA	60,399	896,182
Powszechny Zaklad Ubezpieczen SA	41,676	509,020
Santander Bank Polska SA	2,500	355,983
Tauron Polska Energia SA(1)	282,720	216,551
		$ 12,602,069
Qatar — 1.2%
Al Meera Consumer Goods Co. QSC	28,548	$ 102,655
Barwa Real Estate Co.	320,609	242,701
Commercial Bank PSQC(1)	116,405	157,534
Gulf International Services QSC	460,440	339,470

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Qatar (continued)
Industries Qatar QSC	267,679	$ 879,041
Masraf Al Rayan QSC	186,973	121,681
Medicare Group(1)	83,820	98,336
Mesaieed Petrochemical Holding Co.	705,600	379,533
Ooredoo QPSC	112,086	325,860
Qatar Aluminum Manufacturing Co.	276,600	99,827
Qatar Electricity & Water Co. QSC	73,498	327,466
Qatar Fuel QSC	38,116	154,432
Qatar Gas Transport Co. Ltd.	621,419	679,405
Qatar Insurance Co. SAQ	126,000	77,787
Qatar International Islamic Bank QSC(1)	65,027	194,918
Qatar Islamic Bank SAQ	70,363	366,712
Qatar National Bank QPSC	182,353	710,237
Qatar National Cement Co. QSC	133,280	132,342
United Development Co. QSC(1)	491,981	152,482
Vodafone Qatar QSC	395,921	189,700
		$ 5,732,119
Romania — 0.7%
Banca Transilvania SA	112,179	$ 678,111
BRD-Groupe Societe Generale SA	54,365	253,751
OMV Petrom SA	8,501,914	1,236,258
Societatea Energetica Electrica SA	51,840	150,216
Societatea Nationala de Gaze Naturale ROMGAZ SA	64,136	776,841
Societatea Nationala Nuclearelectrica SA	18,481	198,486
Transgaz SA Medias	42,481	180,877
		$ 3,474,540
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	91,240	$ 0
Evraz PLC(1)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(1)(3)	202,080,946	0
Inter RAO UES PJSC(3)	13,202,001	0
Magnit PJSC(3)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	240,670	0
MMC Norilsk Nickel PJSC(3)	9,610	0
Mobile TeleSystems PJSC(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(3)	55,681	0
Mosenergo PJSC(3)	5,882,962	0
Novatek PJSC(3)	64,840	0
OGK-2 PJSC(3)	20,114,000	0
PhosAgro PJSC(3)	5,758	0
PhosAgro PJSC GDR(3)(5)	112	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	83,050	0
Rostelecom PJSC(3)	154,538	0
Security	Shares	Value
Russia (continued)
RusHydro PJSC(3)	51,763,952	$ 0
Sberbank of Russia PJSC(3)	371,510	0
Severstal PAO GDR(1)(3)(5)	40,244	0
Sistema AFK PAO(3)	595,500	0
Surgutneftegas PJSC, PFC Shares(3)	388,817	0
Transneft PJSC, PFC Shares(3)	7,000	0
Unipro PJSC(1)(3)	5,780,000	0
		$ 0
Saudi Arabia — 4.8%
Abdullah Al Othaim Markets Co.	80,310	$ 285,821
Advanced Petrochemical Co.	6,812	71,210
Al Babtain Power & Telecommunication Co.	25,152	263,698
Al Hammadi Holding	27,426	445,436
Al Jouf Agricultural Development Co.	5,930	86,279
Al Rajhi Bank	38,410	851,496
Alandalus Property Co.	23,113	171,195
Aldrees Petroleum and Transport Services Co.	5,387	246,101
Alinma Bank	26,817	313,320
Almarai Co. JSC	33,005	503,163
Arabian Centres Co. Ltd.	26,200	177,343
Arabian Internet & Communications Services Co.	2,019	203,548
Arriyadh Development Co.	15,994	102,359
Bank AlBilad	16,670	216,017
Banque Saudi Fransi	14,851	154,310
Batic Investments and Logistic Co.(1)	116,000	74,798
Bawan Co.	19,236	243,027
BinDawood Holding Co.	82,280	193,469
Catrion Catering Holding Co.	10,213	357,293
Dallah Healthcare Co.	10,498	494,483
Dar Al Arkan Real Estate Development Co.(1)	105,317	388,131
Dr Sulaiman Al Habib Medical Services Group Co.	21,511	1,797,795
Emaar Economic City(1)	83,030	183,666
Etihad Etisalat Co.	44,585	625,199
Herfy Food Services Co.	12,431	112,128
Jarir Marketing Co.	117,587	460,898
Leejam Sports Co. JSC	8,274	481,359
Maharah Human Resources Co.	76,800	147,124
Middle East Healthcare Co.(1)	13,996	410,715
Mouwasat Medical Services Co.	26,503	963,576
National Agriculture Development Co.(1)	21,203	167,370
National Gas & Industrialization Co.	15,924	369,330
National Medical Care Co.	7,751	386,658
Riyad Bank	30,309	240,940
Riyad REIT Fund	60,724	128,102
SABIC Agri-Nutrients Co.	7,322	239,407

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Sahara International Petrochemical Co.	13,750	$ 113,467
Saudi Arabian Mining Co.(1)	37,091	499,694
Saudi Arabian Oil Co.(4)	271,406	2,226,221
Saudi Automotive Services Co.	18,684	401,797
Saudi Basic Industries Corp.	26,677	555,602
Saudi Ceramic Co.(1)	14,766	134,063
Saudi Chemical Co. Holding	152,398	284,591
Saudi Electricity Co.	277,959	1,465,912
Saudi Ground Services Co.(1)	28,577	386,847
Saudi Industrial Investment Group	13,394	79,915
Saudi Kayan Petrochemical Co.(1)	56,284	135,363
Saudi National Bank	47,512	517,121
Saudi Public Transport Co.(1)	15,777	84,998
Saudi Real Estate Co.(1)	42,607	235,797
Saudi Research & Media Group(1)	4,167	319,638
Saudi Telecom Co.	132,832	1,402,266
Saudia Dairy & Foodstuff Co.	4,222	435,952
Savola Group	30,142	453,846
Seera Group Holding(1)	55,132	417,186
Sinad Holding Co.(1)	25,344	90,228
Sustained Infrastructure Holding Co.	15,031	154,795
United Electronics Co.	18,141	462,255
United International Transportation Co.	6,221	143,635
Yanbu National Petrochemical Co.	8,737	86,741
		$ 23,644,694
Slovenia — 0.6%
Cinkarna Celje DD	1,730	$ 40,141
Krka DD Novo mesto	17,473	2,421,284
Luka Koper	1,451	55,301
Nova Ljubljanska Banka DD(4)	1,700	200,804
Petrol DD Ljubljana	5,640	167,379
Pozavarovalnica Sava DD	4,374	148,284
Zavarovalnica Triglav DD	3,019	115,948
		$ 3,149,141
South Africa — 4.7%
Altron Ltd., Class A	163,786	$ 95,283
Anglo American Platinum Ltd.(2)	3,440	139,555
Aspen Pharmacare Holdings Ltd.(2)	193,502	2,243,187
AVI Ltd.	44,358	213,918
Barloworld Ltd.	52,046	167,833
Bid Corp. Ltd.	45,434	1,106,951
Bidvest Group Ltd.(2)	178,962	2,293,694
Burstone Group Limited	204,859	81,478
Clicks Group Ltd.	35,599	556,658
Security	Shares	Value
South Africa (continued)
Discovery Ltd.	21,152	$ 134,678
Equites Property Fund Ltd.(2)	201,368	135,689
Exxaro Resources Ltd.	101,055	902,761
FirstRand Ltd.(2)	257,541	839,144
Fortress Real Estate Investments Ltd., Class B(1)	294,436	243,816
Foschini Group Ltd.(2)	27,249	143,472
Gold Fields Ltd.	57,741	926,303
Growthpoint Properties Ltd.	676,895	402,241
Harmony Gold Mining Co. Ltd.	38,900	321,660
Hyprop Investments Ltd.	154,616	239,661
Impala Platinum Holdings Ltd.	54,907	226,833
Kumba Iron Ore Ltd.	7,137	174,154
Lesaka Technologies, Inc.(1)	20,900	78,375
Life Healthcare Group Holdings Ltd.(2)	356,709	323,669
Momentum Metropolitan Holdings	55,756	59,830
Mr Price Group Ltd.	16,841	154,377
MTN Group Ltd.	375,215	1,856,481
MultiChoice Group(1)	52,660	316,085
Naspers Ltd., Class N	16,328	2,894,391
NEPI Rockcastle NV	96,719	667,192
Netcare Ltd.	431,462	270,642
Northam Platinum Holdings Ltd.	26,725	159,255
Pick n Pay Stores Ltd.(2)	61,328	60,462
PSG Financial Services Ltd.	311,088	251,001
Redefine Properties Ltd.	1,436,323	299,479
Resilient REIT Ltd.	80,290	196,537
Reunert Ltd.	55,719	194,028
Sanlam Ltd.	47,771	175,028
Santam Ltd.	7,291	114,641
Sappi Ltd.	45,650	121,043
Sasol Ltd.	38,279	295,817
Shoprite Holdings Ltd.(2)	57,942	757,164
Sibanye Stillwater Ltd.	143,547	164,288
SPAR Group Ltd.(1)(2)	30,000	140,171
Standard Bank Group Ltd.	30,572	299,098
Telkom SA SOC Ltd.(1)(2)	68,155	107,787
Thungela Resources Ltd.	41,855	269,298
Tiger Brands Ltd.(2)	16,500	174,609
Truworths International Ltd.	29,366	118,441
Vodacom Group Ltd.	117,111	609,726
Vukile Property Fund Ltd.(2)	369,342	295,927
Woolworths Holdings Ltd.	68,586	214,489
		$ 23,228,300
South Korea — 4.9%
ABLBio, Inc.(1)	6,502	$ 120,857

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
AMOREPACIFIC Corp.	2,754	$ 247,964
AMOREPACIFIC Group	5,071	102,115
BGF Retail Co. Ltd.	905	78,613
Celltrion Pharm, Inc.(1)	2,832	218,156
Celltrion, Inc.	11,120	1,518,510
Chabiotech Co. Ltd.(1)	4,545	65,101
Cheil Worldwide, Inc.	11,267	156,250
CJ CheilJedang Corp.	810	175,717
CJ Corp.(1)	1,100	99,787
Cosmax, Inc.	1,200	108,140
CosmoAM&T Co. Ltd.(1)	600	72,357
Coupang, Inc.(1)	6,700	119,193
Coway Co. Ltd.	3,444	143,956
Daewoo Industrial Development Co. Ltd.(1)	3,501	0
DL E&C Co. Ltd.	4,736	129,482
DL Holdings Co. Ltd.	1,888	73,504
E-MART, Inc.(1)	1,921	97,472
Green Cross Corp.	1,257	116,870
GS Holdings Corp.	2,483	89,356
GS Retail Co. Ltd.	5,100	77,458
Hana Financial Group, Inc.	3,314	145,080
Hankook Tire & Technology Co. Ltd.	3,124	125,527
Hanmi Pharm Co. Ltd.	1,361	345,841
Hanmi Science Co. Ltd.	3,183	105,008
Hanmi Semiconductor Co. Ltd.	1,400	139,312
Hanwha Corp.	6,800	142,446
Hanwha Solutions Corp.	8,764	179,964
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	1,784	159,399
HLB Life Science Co. Ltd.(1)	6,578	104,539
HLB, Inc.(1)	3,400	276,857
HMM Co. Ltd.	6,394	74,790
Hotel Shilla Co. Ltd.	2,448	110,177
HYBE Co. Ltd.	834	141,886
Hyosung TNC Corp.	213	48,830
Hyundai Engineering & Construction Co. Ltd.	3,203	79,203
Hyundai Glovis Co. Ltd.	1,372	184,141
Hyundai Mobis Co. Ltd.	2,118	411,183
Hyundai Motor Co.	4,179	735,372
Hyundai Steel Co.	3,100	73,277
JYP Entertainment Corp.	1,303	68,676
Kakao Corp.	12,769	516,129
Kangwon Land, Inc.	9,384	114,424
KB Financial Group, Inc.	2,517	131,532
Kia Corp.	6,357	528,325
KIWOOM Securities Co. Ltd.	2,085	191,006
Korea Zinc Co. Ltd.	295	99,557
Security	Shares	Value
South Korea (continued)
Korean Air Lines Co. Ltd.	6,176	$ 99,436
Krafton, Inc.(1)	1,400	260,004
KT&G Corp.	8,217	571,910
Kum Yang Co. Ltd.(1)	1,200	100,680
Kumho Petrochemical Co. Ltd.	1,229	128,217
L&F Co. Ltd.(1)	386	50,540
LegoChem Biosciences, Inc.(1)	1,888	103,854
LG Chem Ltd.	1,592	521,070
LG Chem Ltd., PFC Shares	300	66,933
LG Corp.	5,307	345,223
LG Display Co. Ltd.(1)	8,289	65,163
LG Electronics, Inc.	4,500	323,484
LG Energy Solution Ltd.(1)	298	88,775
LG H&H Co. Ltd.	913	262,279
LG Innotek Co. Ltd.	1,100	161,505
LG Uplus Corp.	22,484	167,807
Lotte Chemical Corp.	827	73,727
LS Corp.	761	64,527
Naturecell Co. Ltd.(1)	9,815	71,878
Naver Corp.	6,310	876,633
NCSoft Corp.	883	135,079
NongShim Co. Ltd.	480	132,801
Orion Corp.	2,576	175,777
POSCO Holdings, Inc.	2,076	650,261
S-1 Corp.	2,867	130,194
Samsung Biologics Co. Ltd.(1)(4)	1,017	629,447
Samsung C&T Corp.	1,958	232,844
Samsung Electro-Mechanics Co. Ltd.	1,336	148,858
Samsung Electronics Co. Ltd.	73,430	4,412,959
Samsung SDI Co. Ltd.	1,002	355,363
Samsung SDS Co. Ltd.	659	80,072
Samyang Foods Co. Ltd.	677	106,703
SD Biosensor, Inc.(1)	5,775	50,772
Seegene, Inc.	3,878	70,929
Shinhan Financial Group Co. Ltd.	5,915	208,652
Shinsegae, Inc.	779	98,542
SK Biopharmaceuticals Co. Ltd.(1)	1,761	121,007
SK Chemicals Co. Ltd.	1,155	54,267
SK Hynix, Inc.	7,577	1,003,765
SK Innovation Co. Ltd.(1)	7,056	621,505
SK Telecom Co. Ltd.	3,158	125,042
SK, Inc.	1,290	174,992
S-Oil Corp.	4,000	231,673
ST Pharm Co. Ltd.	1,947	130,637

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Yuhan Corp.	7,064	$ 406,130
Zyle Motors Corp.(1)(3)	4,895	0
		$ 23,935,255
Sri Lanka — 0.7%
Access Engineering PLC	955,420	$ 71,905
Alumex PLC(1)	2,884,726	92,141
Browns Investments PLC(1)	10,592,107	194,099
Ceylon Tobacco Co. PLC	96,609	394,275
Chevron Lubricants Lanka PLC	216,091	77,309
Commercial Bank of Ceylon PLC	392,468	128,715
Dialog Axiata PLC(1)	8,242,013	321,065
Expolanka Holdings PLC(3)	416,509	209,426
Hatton National Bank PLC	211,034	126,196
Hayleys PLC	255,312	69,712
Hemas Holdings PLC	342,755	91,660
John Keells Holdings PLC	767,255	496,446
Lanka IOC PLC	232,155	90,407
Melstacorp PLC	555,767	162,820
National Development Bank PLC	313,109	70,857
Nations Trust Bank PLC	184,728	66,127
Piramal Glass Ceylon PLC	1,161,908	115,304
Sampath Bank PLC	611,958	163,885
Teejay Lanka PLC	1,870,121	233,514
Tokyo Cement Co. Lanka PLC	584,895	84,753
		$ 3,260,616
Taiwan — 7.7%
Accton Technology Corp.	13,000	$ 186,296
Advantech Co. Ltd.	16,890	214,880
AirTAC International Group	10,000	346,692
ASE Technology Holding Co. Ltd.	77,247	374,964
Asia Cement Corp.	125,967	161,149
Asustek Computer, Inc.	18,174	240,596
AUO Corp.	145,600	82,313
Bizlink Holding, Inc.	17,602	141,262
Bora Pharmaceuticals Co. Ltd.	11,690	236,054
Catcher Technology Co. Ltd.	27,100	184,152
Cathay Financial Holding Co. Ltd.	193,989	292,336
Center Laboratories, Inc.	153,938	209,294
Chailease Holding Co. Ltd.	33,303	178,453
Cheng Loong Corp.	97,000	88,854
Cheng Shin Rubber Industry Co. Ltd.	186,010	288,748
China Airlines Ltd.	272,963	166,217
China Development Financial Holding Corp.(1)	290,000	125,445
China Petrochemical Development Corp.(1)	407,426	120,047
Security	Shares	Value
Taiwan (continued)
China Steel Corp.	579,815	$ 431,175
Chroma ATE, Inc.	20,000	157,921
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	270,796
Chunghwa Telecom Co. Ltd.	437,780	1,719,658
Compal Electronics, Inc.	138,000	165,280
CTBC Financial Holding Co. Ltd.	222,000	224,699
Delta Electronics, Inc.	31,356	335,599
E Ink Holdings, Inc.	25,000	177,401
E.Sun Financial Holding Co. Ltd.	171,515	145,447
Eclat Textile Co. Ltd.	17,000	290,744
EirGenix, Inc.(1)	33,000	90,736
Eternal Materials Co. Ltd.(1)	90,250	88,262
EVA Airways Corp.	223,334	220,576
Evergreen Marine Corp. Taiwan Ltd.	115,113	633,580
Far Eastern Department Stores Ltd.	176,642	163,974
Far Eastern New Century Corp.	470,313	485,512
Far EasTone Telecommunications Co. Ltd.	184,776	466,919
Feng Hsin Steel Co. Ltd.(1)	40,000	88,646
Feng TAY Enterprise Co. Ltd.	50,400	248,690
First Financial Holding Co. Ltd.	188,382	162,430
Formosa Chemicals & Fibre Corp.	213,755	365,170
Formosa Petrochemical Corp.	217,153	465,770
Formosa Plastics Corp.	199,959	425,367
Formosa Taffeta Co. Ltd.	193,000	133,266
Fubon Financial Holding Co. Ltd.	99,719	215,855
Fulgent Sun International Holding Co. Ltd.	25,000	95,707
Gamania Digital Entertainment Co. Ltd.	52,000	117,981
Giant Manufacturing Co. Ltd.	25,420	178,687
Globalwafers Co. Ltd.	7,000	121,532
Goldsun Building Materials Co. Ltd.	143,000	168,477
Grape King Bio Ltd.	17,000	85,795
Great Wall Enterprise Co. Ltd.	110,602	199,498
Highwealth Construction Corp.	236,965	299,887
Hiwin Technologies Corp.	19,233	167,642
Hon Hai Precision Industry Co. Ltd.	170,806	829,613
Hota Industrial Manufacturing Co. Ltd.	47,000	75,340
Hotai Motor Co. Ltd.	32,640	659,682
Hua Nan Financial Holdings Co. Ltd.	176,479	126,246
Huaku Development Co. Ltd.	33,000	129,365
Innolux Corp.	177,616	84,362
International Games System Co. Ltd.	18,000	632,989
Kenda Rubber Industrial Co. Ltd.	112,351	112,849
Kinpo Electronics	229,000	108,778
Largan Precision Co. Ltd.	2,042	155,004
Lien Hwa Industrial Holdings Corp.	109,354	232,352
Lite-On Technology Corp.	57,000	188,952

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Lotus Pharmaceutical Co. Ltd.	41,000	$ 392,021
Makalot Industrial Co. Ltd.	14,000	159,885
MediaTek, Inc.	21,664	784,980
Medigen Vaccine Biologics Corp.(1)	78,477	127,972
Mega Financial Holding Co. Ltd.	192,581	242,157
Merida Industry Co. Ltd.	44,907	298,069
Microbio Co. Ltd.	109,309	152,105
Micro-Star International Co. Ltd.	22,000	114,803
momo.com, Inc.	8,580	105,355
Nan Kang Rubber Tire Co. Ltd.(1)	100,819	126,971
Nan Ya Plastics Corp.	212,378	365,367
Nanya Technology Corp.	51,165	108,057
Nien Made Enterprise Co. Ltd.	27,000	299,260
Novatek Microelectronics Corp.	15,479	284,965
OBI Pharma, Inc.(1)	46,742	91,705
Panion & BF Biotech, Inc.	19,000	66,510
Pegatron Corp.	36,486	113,591
Pegavision Corp.	8,685	123,176
PharmaEngine, Inc.	25,000	77,629
PharmaEssentia Corp.(1)	29,000	289,775
Pharmally International Holding Co. Ltd.(1)(3)	38,000	0
Polaris Group(1)	80,000	180,256
Pou Chen Corp.	321,309	363,722
President Chain Store Corp.	59,716	495,183
Quanta Computer, Inc.	35,000	306,494
Realtek Semiconductor Corp.	17,542	305,480
Ruentex Development Co. Ltd.	173,824	190,368
Ruentex Industries Ltd.	76,421	142,347
Sanyang Motor Co. Ltd.	131,000	313,652
Shanghai Commercial & Savings Bank Ltd.	105,184	158,561
Silicon Motion Technology Corp. ADR	2,100	161,574
Simplo Technology Co. Ltd.	12,652	178,414
Sino-American Silicon Products, Inc.	18,000	120,960
SinoPac Financial Holdings Co. Ltd.	270,575	181,709
Standard Foods Corp.	129,000	152,349
Synmosa Biopharma Corp.	88,976	109,976
Synnex Technology International Corp.	30,569	74,838
TA Chen Stainless Pipe	143,016	165,915
TaiDoc Technology Corp.	20,000	97,508
Tainan Spinning Co. Ltd.	359,407	172,324
Taishin Financial Holding Co. Ltd.	285,508	160,112
Taiwan Cement Corp.	288,497	285,542
Taiwan Cooperative Financial Holding Co. Ltd.	227,850	184,946
Taiwan Fertilizer Co. Ltd.	53,000	104,847
Taiwan High Speed Rail Corp.	159,000	149,786
Taiwan Hon Chuan Enterprise Co. Ltd.	42,000	191,737
Security	Shares	Value
Taiwan (continued)
Taiwan Mobile Co. Ltd.	190,858	$ 608,023
Taiwan Semiconductor Manufacturing Co. Ltd.	257,747	6,174,639
Tatung Co. Ltd.(1)	171,000	308,335
TCI Co. Ltd.	17,000	82,615
Tong Yang Industry Co. Ltd.	86,000	335,931
TTY Biopharm Co. Ltd.	48,780	119,348
Tung Ho Steel Enterprise Corp.	49,000	105,144
Unimicron Technology Corp.	39,000	231,862
Uni-President Enterprises Corp.	557,588	1,330,589
United Microelectronics Corp.	188,323	305,845
Vanguard International Semiconductor Corp.	32,544	86,255
Voltronic Power Technology Corp.	3,000	154,732
Walsin Lihwa Corp.	326,980	382,048
Wan Hai Lines Ltd.	84,000	115,762
Wistron Corp.	125,000	470,885
Wiwynn Corp.	3,000	205,429
Yageo Corp.	6,431	119,336
Yang Ming Marine Transport Corp.	170,000	234,702
YFY, Inc.	101,000	94,111
Yieh Phui Enterprise Co. Ltd.	88,465	42,190
Yuanta Financial Holding Co. Ltd.	278,956	262,469
Yulon Motor Co. Ltd.	92,928	198,059
YungShin Global Holding Corp.	59,000	88,673
		$ 37,911,898
Thailand — 4.5%
Advanced Info Service PCL(7)	158,500	$ 886,613
Airports of Thailand PCL(7)	517,600	926,328
Amata Corp. PCL(7)	203,300	131,631
AP Thailand PCL(7)	549,560	162,745
B Grimm Power PCL(7)	139,300	106,123
Bangkok Bank PCL(7)	42,500	162,035
Bangkok Chain Hospital PCL(7)	621,500	350,892
Bangkok Dusit Medical Services PCL, Class F(7)	1,796,700	1,392,733
Bangkok Expressway & Metro PCL(7)	1,093,054	239,682
Banpu PCL(7)	803,800	121,325
Berli Jucker PCL(7)	219,700	146,982
BTS Group Holdings PCL(7)	1,033,700	158,932
Bumrungrad Hospital PCL(7)	203,300	1,244,027
Central Pattana PCL(7)	214,700	369,803
Central Retail Corp. PCL(7)	442,800	437,381
CH. Karnchang PCL(7)	194,800	120,812
Charoen Pokphand Foods PCL(7)	416,300	207,940
Chularat Hospital PCL(7)	3,340,700	263,759
CP ALL PCL(7)	441,900	661,072
CP Axtra PCL(7)	187,200	160,490

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
Delta Electronics (Thailand) PCL(7)	1,977,100	$ 3,924,516
Electricity Generating PCL(7)	15,400	47,759
Energy Absolute PCL(7)	198,400	186,709
Global Power Synergy PCL, Class F(7)	128,900	185,981
Gulf Energy Development PCL(7)	626,200	751,525
Hana Microelectronics PCL(7)	343,300	372,134
Home Product Center PCL(7)	912,260	268,000
Indorama Ventures PCL(7)	346,871	227,552
Intouch Holdings PCL(7)	125,500	236,734
Kasikornbank PCL(7)	62,500	212,655
KCE Electronics PCL(7)	317,900	342,327
Kiatnakin Phatra Bank PCL(7)	28,900	41,224
Krung Thai Bank PCL(7)	407,925	188,051
Land & Houses PCL(7)	670,500	135,230
Mega Lifesciences PCL(7)	234,200	266,391
Minor International PCL(7)	896,936	812,653
Plan B Media PCL(7)	483,200	114,675
PTT Exploration & Production PCL(7)	197,016	807,895
PTT Global Chemical PCL(7)	306,705	320,119
PTT Oil & Retail Business PCL(7)	367,100	177,398
PTT PCL(7)	1,115,900	1,026,700
Quality Houses PCL(7)	1,804,283	108,790
Ratch Group PCL(7)	152,400	116,025
SCB X PCL(7)	50,500	157,870
SCG Packaging PCL(7)	263,500	207,930
Siam Cement PCL(7)	67,311	471,005
Siam Global House PCL(7)	564,436	258,929
Star Petroleum Refining PCL(1)(7)	362,600	87,729
Supalai PCL(7)	148,400	85,884
SVI PCL(7)	380,300	64,171
Thai Beverage PCL(7)	714,200	259,170
Thai Oil PCL(7)	100,900	162,943
Thai Union Group PCL(7)	480,092	189,654
TOA Paint Thailand PCL(7)	174,300	97,470
TPI Polene PCL(7)	2,914,200	108,645
True Corp. PCL(1)(7)	3,065,704	647,761
TTW PCL(7)	236,900	58,131
WHA Corp. PCL(7)	1,492,700	196,547
		$ 22,176,187
Tunisia — 0.5%
Attijari Bank(1)	10,689	$ 177,717
Banque de Tunisie	113,230	193,618
Banque Internationale Arabe de Tunisie	7,902	229,231
Carthage Cement(1)	371,834	229,380
Euro Cycles SA	24,412	92,367
Security	Shares	Value
Tunisia (continued)
Poulina Group	91,623	$ 221,881
Societe D'Articles Hygieniques SA	117,118	310,616
Societe Frigorifique et Brasserie de Tunis SA	146,220	676,189
Telnet Holding	44,345	72,820
Union Internationale de Banques SA	23,405	201,859
		$ 2,405,678
Turkey — 4.4%
Akbank TAS	270,991	$ 391,888
Aksa Akrilik Kimya Sanayii AS	43,933	135,164
Aksa Enerji Uretim AS	306,798	333,763
Alarko Holding AS	34,678	141,621
Anadolu Efes Biracilik Ve Malt Sanayii AS	39,166	183,073
Arcelik AS	94,450	434,999
Aygaz AS(1)	100,427	465,235
BIM Birlesik Magazalar AS	111,133	1,207,378
Biotrend Cevre VE Enerji Yatirimlari AS(1)	226,365	121,774
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	5,723	109,102
Can2 Termik AS(1)	472,570	264,149
Cimsa Cimento Sanayi VE Ticaret AS	83,927	82,009
Coca-Cola Icecek AS	21,163	367,960
Dogan Sirketler Grubu Holding AS	395,182	163,515
Dogus Otomotiv Servis ve Ticaret AS	16,807	162,934
EGE Endustri VE Ticaret AS	456	210,329
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	593,855
Enerjisa Enerji AS(4)	255,322	457,267
Enka Insaat ve Sanayi AS	101,883	108,520
Eregli Demir ve Celik Fabrikalari TAS(1)	364,778	475,258
Fenerbahce Futbol AS(1)	27,500	69,896
Ford Otomotiv Sanayi AS	26,106	932,119
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	61,786	127,841
Gubre Fabrikalari TAS(1)	11,586	58,462
Haci Omer Sabanci Holding AS	73,522	188,665
Hektas Ticaret TAS(1)	168,714	89,167
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	106,159	126,984
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	417,806
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	150,444	106,287
KOC Holding AS(1)	129,168	812,592
Koza Altin Isletmeleri AS	247,800	171,408
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	48,179	71,426
Logo Yazilim Sanayi Ve Ticaret AS	147,998	359,201
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	111,900	244,002
Migros Ticaret AS	32,232	406,973
MLP Saglik Hizmetleri AS(1)(4)	99,775	564,208
Nuh Cimento Sanayi AS	12,278	111,190

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	$ 363,741
Oyak Cimento Fabrikalari AS(1)	68,480	128,073
Pegasus Hava Tasimaciligi AS(1)	10,262	258,882
Peker Gayrimenkul Yatirim Ortakligi AS(1)	81,900	31,864
Petkim Petrokimya Holding AS(1)	282,818	174,584
Politeknik Metal Sanayi ve Ticaret AS	181	115,196
Sasa Polyester Sanayi AS(1)	214,189	284,754
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	203,711
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	160,400	275,622
Sok Marketler Ticaret AS	108,409	194,097
Tofas Turk Otomobil Fabrikasi AS(1)	46,630	393,039
Turk Hava Yollari AO(1)	67,141	618,092
Turk Telekomunikasyon AS(1)	417,089	397,642
Turk Traktor ve Ziraat Makineleri AS	3,320	100,641
Turkcell Iletisim Hizmetleri AS	1,060,818	2,242,306
Turkiye Is Bankasi AS, Class C	782,177	271,385
Turkiye Petrol Rafinerileri AS	598,067	3,273,622
Turkiye Sise ve Cam Fabrikalari AS	149,987	210,856
Ulker Biskuvi Sanayi AS(1)	72,512	231,302
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	151,415
Yapi ve Kredi Bankasi AS(1)	316,986	269,467
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	280,109
		$ 21,738,420
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	99,231	$ 226,894
Abu Dhabi National Oil Co. for Distribution PJSC	1,048,909	1,040,188
ADNOC Drilling Co. PJSC	922,000	996,599
Adnoc Gas PLC	476,000	409,679
ADNOC Logistics & Services	148,200	163,590
Agthia Group PJSC	138,550	221,541
Air Arabia PJSC	646,580	487,321
Aldar Properties PJSC	753,712	1,133,088
Americana Restaurants International PLC	241,700	216,660
Apex Investment Co. PSC(1)	234,400	120,676
Borouge PLC	209,800	142,237
Dana Gas PJSC	1,234,795	217,853
Dubai Electricity & Water Authority PJSC	2,100,300	1,400,731
Dubai Investments PJSC	527,093	328,587
Emaar Properties PJSC	520,324	1,154,743
Emirates Telecommunications Group Co. PJSC	249,055	1,242,408
EMSTEEL Building Materials PJSC(1)	208,300	84,504
Fertiglobe PLC	463,700	353,600
First Abu Dhabi Bank PJSC	296,080	1,080,591
Ghitha Holding PJSC(1)	6,700	69,285
Security	Shares	Value
United Arab Emirates (continued)
Multiply Group PJSC(1)	382,500	$ 233,390
Network International Holdings PLC(1)(4)	71,700	355,607
Q Holding PJSC(1)	189,500	156,873
		$ 11,836,645
United States — 0.0%(8)
Powerfleet, Inc.(1)	36,053	$ 192,521
		$ 192,521
Vietnam — 2.6%
Bamboo Capital Group JSC(1)	201,700	$ 72,543
Bank for Foreign Trade of Vietnam JSC(1)	297,112	1,147,028
Bank for Investment & Development of Vietnam JSC(1)	57,584	122,146
Binh Minh Plastics JSC	29,100	132,635
Development Investment Construction JSC(1)	301,811	398,163
Digiworld Corp.	115,800	307,303
Duc Giang Chemicals JSC	101,000	504,751
FLC Faros Construction JSC(1)(3)	6	0
FPT Digital Retail JSC	68,195	431,431
Gelex Group JSC(1)	203,200	203,346
Ha Do Group JSC(1)	101,000	119,979
HAGL JSC(1)	283,740	148,223
Ho Chi Minh City Infrastructure Investment JSC	86,800	67,571
Hoa Phat Group JSC(1)	1,198,393	1,476,424
Hoa Sen Group(1)	163,770	158,894
Hoang Huy Investment Financial Services JSC	267,400	163,961
Idico Corp. JSC	90,200	213,923
KIDO Group Corp.	44,303	111,854
Kinh Bac City Development Holding Corp.(1)	327,160	469,155
Masan Group Corp.(1)	229,632	703,890
Nam Kim Steel JSC(1)	183,000	192,697
Novaland Investment Group Corp.(1)	123,800	88,173
PC1 Group JSC(1)	110,745	127,237
PetroVietnam Drilling & Well Services JSC(1)	459,477	597,581
Petrovietnam Fertilizer & Chemicals JSC	80,500	117,698
PetroVietnam Gas JSC	94,916	307,524
PetroVietnam Nhon Trach 2 Power JSC	91,200	92,335
PetroVietnam Power Corp.(1)	1,201,300	554,734
PetroVietnam Technical Services Corp.	92,872	146,027
Petrovietnam Transportation Corp.	104,800	121,559
Saigon - Hanoi Commercial Joint Stock Bank(1)	136,921	64,060
Saigon Beer Alcohol Beverage Corp.	45,800	105,651
SSI Securities Corp.	132,003	208,403
Tasco JSC(1)	130,800	103,714
Thanh Thanh Cong - Bien Hoa JSC(1)	125,232	63,138
Vietcap Securities JSC	61,230	132,586

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Vietjet Aviation JSC(1)	91,994	$ 382,862
Vietnam Construction and Import-Export JSC(1)	115,821	119,205
Vietnam Dairy Products JSC	319,848	873,314
Viglacera Corp. JSC	76,800	184,073
Vincom Retail JSC(1)	229,413	237,323
Vingroup JSC(1)	320,579	615,535
Vinh Hoan Corp.	54,240	173,466
Vinhomes JSC(1)(4)	228,500	399,059
		$ 12,961,174
Total Common Stocks (identified cost $290,133,925)		$488,266,469

Rights — 0.0%(8)
Security	Shares	Value
Morocco — 0.0%(8)
Bank of Africa, Exp. 10/7/24(1)	12	$ 4
Total Rights (identified cost $0)		$ 4

Short-Term Investments — 1.3%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(9)	396,791	$ 396,791
Total Affiliated Fund (identified cost $396,791)		$ 396,791

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(10)	5,991,429	$ 5,991,429
Total Securities Lending Collateral (identified cost $5,991,429)		$ 5,991,429
Total Short-Term Investments (identified cost $6,388,220)		$ 6,388,220
Value
Total Investments — 100.8% (identified cost $296,522,145)	$494,654,693
Other Assets, Less Liabilities — (0.8)%	$ (3,769,668)
Net Assets — 100.0%	$490,885,025
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $16,284,034 and the total market value of the collateral received by the Fund was $17,328,844, comprised of cash of $5,991,429 and U.S. government and/or agencies securities of $11,337,415.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $17,283,147 or 3.5% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $3,831,288 or 0.8% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	Amount is less than 0.05%.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.6%	$61,705,587
Industrials	10.7	52,467,019
Materials	9.8	48,204,519
Consumer Discretionary	9.7	47,651,136
Consumer Staples	9.7	47,497,906
Energy	9.6	46,989,581
Communication Services	9.1	44,603,757
Information Technology	9.0	44,118,738
Health Care	8.7	42,811,883
Utilities	5.6	27,559,917
Real Estate	5.0	24,656,430
Short-Term Investments	1.3	6,388,220
Total Investments	100.8%	$494,654,693
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $396,791, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,439,137	$29,449,278	$(30,491,624)	$ —	$ —	$396,791	$40,993	396,791
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 8,988,094	$235,975,547	$499,586	$245,463,227
Emerging Europe	168,219	64,638,178	0	64,806,397
Latin America	40,593,402	36,765,289	0	77,358,691
Middle East/Africa	269,088	100,176,545	—	100,445,633
North America	192,521	—	—	192,521
Total Common Stocks	$50,211,324	$437,555,559**	$499,586	$488,266,469
Rights	$ 4	$ —	$ —	$ 4
Short-Term Investments:
Affiliated Fund	396,791	—	—	396,791
Securities Lending Collateral	5,991,429	—	—	5,991,429
Total Investments	$56,599,548	$437,555,559	$499,586	$494,654,693
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.